CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES

NOTE 15: CONTINGENT LIABILITIES, COMMITMENTS AND CHARGES

a.	Brain R&D received from the Israeli Government participation grants in research and development in an aggregate amount of approximately $13,400 and, in return, it is currently obligated to pay royalties amounting to 3% of sales of products from such grants up to 100% of total grants received.

As of December 31, 2025, the maximum royalties payable by the Company in the future in respect of active projects is $8,838, including interest at the SOFR rate. Through December 31, 2025, royalties paid were $7,626.

	2025	2024

Balance as of January 1,	$7,096	$7,085
Grants received during the year	-	-
Royalties paid during the year	(1,383)	(1,108)
Amounts carried to profit and loss	995	1,119

Balance as of December 31,	$6,708	$7,096

Current maturities in respect of government grants	$1,679	$1,293
Non-current liability in respect of government grants	$5,029	$5,803

b.	The Company entered into several distribution agreements with third parties regarding different territories around the world. According to these distribution agreements, the third parties are generally granted the exclusive right to market, distribute, lease and/or sale, use and promote sales of the systems in the relevant territories for a period defined in the agreement, generally ranging from 3 to 10 years. The Company supplies the systems to the distributors, and they promote and provide various services (such as installation, training and maintenance) to local customers. These distributors are typically contractually committed to meet minimum order quantities, absent which may serve as grounds for termination.

c.	In September 2013, the Company entered into a distribution agreement in Japan with Century Medical Inc., a member of the Itochu concern, which specializes in the import and distribution of medical systems and equipment in Japan. According to the agreement, the distributor was granted the exclusive right to market the Company’s system for the treatment of MDD in patients in Japan for a ten-year period which begins after the required regulatory approvals for marketing the system in Japan and after either obtaining reimbursement or deployment of a commercial product to a clinical site. If the distributor meets the minimum quantities which it has committed during the contractual term, the agreement will be extended for an additional five year period. The distributor is granted a right of first offer to distribute the Company’s system in Japan without further codification.

In consideration for the above, the distributor was obligated to pay the Company distribution fees of 190 million Yen (approximately $1.8 million), whereby 100 million Yen was paid in September 2013 and 90 million Yen was paid in 2019.

On January 22, 2018, the distributor in Japan applied to the Pharmaceutical and Medical Devices Agency (“PMDA”), which is responsible for all import and export licenses of pharmaceuticals and medical equipment to Japan, for approval of marketing and selling the Company’s systems in Japan. In January 2019, approval of the PMDA was received, and in 2024, our distributor succeeded in updating the guidelines issued by the Japanese Society of Psychology and Neurology to include coverage for Deep TMS.

In September 2024, the parties executed an amendment to the agreement which finally launched commercial sales in the Territory – through a new pricing model established in the amendment (which changed from a pay-per-use model contemplated under the original agreement to a purchase model, and which set revised annual revenue minimum achievement levels and targets). Under the terms of the revised agreement, at the end of each year, provided the annual revenue targets have been met, for every $500 in revenues received (i.e. cash collected), the Company pays the distributor a fee of 9.5 million Yen, up to an aggregate cap of 190 million Yen. Failure to meet the minimum payment threshold to the Company at the end of any year during the contractual term causes the deficiency to “roll over” into the next year, which, if not met, entitles the Company to terminate the distribution agreement within 60 days without any penalty.

The Company will unwind the upfront payment it received for exclusivity as it recognizes revenues during the term of the agreement.

During the year ended December 31, 2025, the Company recognized revenues of approximately $66.

d.	License agreements:

1.	In July 2003, Inc signed a license agreement with the agencies of the U.S. Public Health Service within the U.S. Department of Health and Human Services (“PHS”), according to which the Company was granted an exclusive license to develop, manufacture, make use of, market, sell and import products and processes to be developed in the framework of the license agreement with respect to TMS and a right to enter into sublicense agreements, subject to approval of the PHS. In return, Inc is committed to pay PHS earned royalties of 2% (beyond the first $10,000 in cumulative sales, a milestone which has passed), with a minimum annual royalty of $2 subject to the terms in the agreement.

In addition, if Inc enters into a sub-license agreement, it is committed to pay royalties of 8% of the net consideration received for the grant of the sub-license.

The agreement is valid until the expiration of the last to expire of the licensed patent rights under the agreement. PHS is entitled to cancel the agreement if Inc does not comply with the conditions detailed in the agreement.

2.	In June 2005 and March 2010, Inc signed a research and licensing agreement and addendum with Yeda Research and Development Company Ltd. (“Yeda”), according to which Inc was granted an exclusive license to intellectual property that can be used for research, development, marketing and manufacturing of products in the field of TMS treatment and may have the right to grant sublicenses subject to conditions specified in the agreement in consideration of royalty payment as follows:

a)	1% of net sales systems based upon certain patents (which include technology licensed from PHS);

b)	3% for the first $10,000 of net sales, and 2% for net sales over $10,000, for all other Deep TMS products solely based on certain patents licensed exclusively from Yeda provided however in the event that the products are sold to a sublicensee and are thereafter sold by such sublicensee, the royalties paid to Yeda will be based on the higher of the net sales by the licensee or the net sales of the sale by the sublicensee.

c)	4%-8% of the net cash proceeds that the Company receives in respect of granting sublicenses or options for sublicenses dependent on the patents licensed.

Royalties are payable at the later of 15 years after the first commercial sale or the patent life (20 years through October 2021). The agreement expires at the later of: the expiration of the last patent, 15 years after Inc starts to sell products integrating the patent or after a period of 20 years during which no sales are made.

The license agreement with Yeda may be subject to modifications in the event that the license agreement with PHS is modified (see 1, above) and may be cancelled based on various conditions, including the cancellation of the PHS agreement.

On February 22, 2018, Inc and Yeda signed an additional addendum to the agreement (the “fifth addendum”), according to which Inc received the right to examine an additional invention based upon the patent issued in connection with research in the field of rotational electrical fields owned by Yeda. Under the fifth addendum, the Company has the right to include the aforementioned invention and the intellectual property accompanying it under the Yeda license agreement.

In January 2020, the Company exercised the right granted to it under the fifth addendum, and accordingly royalties on net sales of products which are based on the use of the invention and know-how subject to the fifth addendum will be paid to Yeda at increased rates of 1.6%-2% in addition to the royalties described above and, in certain cases, at a flat rate of 2%. In respect of products under the fifth addendum that are not based on patents or research results for which the license was granted according to the original agreement (excluding the fifth addendum), royalties on net sales will be at the fixed rate of 5%.

On January 2026, Inc and Yeda signed an amendment to the fifth addendum, according to which Additional rfTMS Patent shall be added to the “rfTMS Patent” as defined in the Preamble of the Fifth Addendum, under the same royalties conditions (no additional royalties). The company shall pay Yeda the sum of US$ 7,710.20, being the amount of all costs and fees paid by Yeda until the date of signature of the Amendment in connection with the Additional rfTMS Patent.